Taxation - Summary of Current and Deferred Components of Income Tax Expense (Benefit) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax	¥ 59,964	$ 9,190	¥ 631	¥ 555
Deferred income tax	7,375	1,130	(2,373)	(3,314)
Income tax expense (benefit)	¥ 67,339	$ 10,320	¥ (1,742)	¥ (2,759)